OTHER NON-CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER NON-CURRENT LIABILITIES.
Unrecognized tax benefits	¥ 38,383	¥ 15,496
Warrants	1,374	0
Total	¥ 39,757	¥ 15,496